UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings 	entries.

Institutional Investment Manager Filing this Report:

Name:     Horan & Associates financial advisors, LTD
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   6/8/04

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:  $98,944
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table























Value


Investment
Other
Voting Authority
Name of Issuer
Title of Class
 CUSIP
(x$1000)
Shares
SH/PRN
Descretion
Managers
Sole
Shared
None
AON
COM
37389103
8445
306,000
SH
Sole
N/A
306,000
0
0
AT&T CORP
COM
1957505
3271
224,473
SH
Sole
N/A
224,473
0
0
BELLSOUTH
COM
79860102
4771
184,154
SH
Sole
N/A
184,154
0
0
BISYS GROUP INC
COM
55472104
4349
322,919
SH
Sole
N/A
322,919
0
0
CAESARS ENTERTAINMENT COPRP
COM
127687101
5416
386,335
SH
Sole
N/A
386,335
0
0
CENTURYTEL INC
COM
156700106
8522
278,504
SH
Sole
N/A
278,504
0
0
CISCO SYSTEMS
COM
17275R102
352
15,713
SH
Sole
N/A
15,713
0
0
COMCAST CORP   CL A SPL
COM
20030N200
518
19,233
SH
Sole
N/A
19,233
0
0
DELL INC
COM
24702R101
493
14,000
SH
Sole
N/A
14,000
0
0
DEMEGEN
COM
24804S106
6
201,401
SH
Sole
N/A
201,401
0
0
H J HEINZ
COM
423074103
2174
56,322
SH
Sole
N/A
56,322
0
0
HASBRO
COM
418056107
4787
261,591
SH
Sole
N/A
261,591
0
0
INTERSTATE BAKERIES CORP DE
COM
46072H108
1797
177,605
SH
Sole
N/A
177,605
0
0
LIMITED
COM
532716107
1985
101,500
SH
Sole
N/A
101,500
0
0
MCDONALDS
COM
580135101
6265
237,142
SH
Sole
N/A
237,142
0
0
MCGRAW-HILL COMPANIES
COM
580645109
6588
87,663
SH
Sole
N/A
87,663
0
0
PITNEY BOWES
COM
724479100
2653
61,038
SH
Sole
N/A
61,038
0
0
R R DONNELLEY & SONS
COM
257867101
4977
156,109
SH
Sole
N/A
156,109
0
0
SAFEWAY
COM
786514208
5553
230,797
SH
Sole
N/A
230,797
0
0
SERVICEMASTER CO
COM
81760N109
2302
195,257
SH
Sole
N/A
195,257
0
0
T ROWE PRICE GROUP
COM
74144T108
611
12,651
SH
Sole
N/A
12,651
0
0
TYCO
COM
902124106
10490
328,649
SH
Sole
N/A
328,649
0
0
UNUMPROVIDENT
COM
91529Y106
10116
668,157
SH
Sole
N/A
668,157
0
0
WASTE MANAGEMENT
COM
94106L109
2503
83,266
SH
Sole
N/A
83,266
0
0